Document and Entity Information	Dec. 28, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 28, 2018
Registrant Name	VanEck Vectors ETF Trust
Entity Central Index Key	0001137360
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 28, 2018
Document Effective Date	Dec. 28, 2018
Prospectus Date	Sep. 01, 2018